Organization and Business Overview (Tables)	12 Months Ended
Mar. 31, 2026
Organization and Business Overview [Abstract]
Schedule of Consolidated Financial Statements

The consolidated financial statements of the Company include the following entities:

Name	Date of incorporation	Percentage of direct or indirect interests	Place of incorporation	Principal activities
SMJ International Holdings Inc.	February 24, 2025	100%	Cayman Islands	Investment holding

SMJ Furnishings Inc.	October 29, 2024	100%	British Virgin Islands	Investment holding

SMJ Furnishings (S) Pte. Ltd.	February 12, 1988	100%	Singapore	Sale and distribution of flooring products.